Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 4,386,910	$ 82,672,196	$ 82,022,568
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories		41,211,837	43,134,519
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories		22,719,635	16,260,213
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories		14,087,218	16,708,606
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories		4,381,628	5,292,796
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories		127,594	490,403
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories		$ 144,284	$ 136,031